Earnings Per Share Earnings Per Share (Tables)	3 Months Ended
Jun. 28, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Share

Basic earnings per common share (EPS) and diluted earnings per share are calculated as follows:

	Quarter Ended
(Amounts in millions, except per-share amounts)	June 28, 2013	June 29, 2012

Net income attributable to CSC common shareholders
From continuing operations	$142	$19
From discontinued operations	14	21
	$156	$40
Common share information:
Weighted average common shares outstanding for basic EPS	149.854	155.227
Dilutive effect of stock options and equity awards	2.384	0.420
Shares for diluted earnings per share	152.238	155.647

Earnings per share – basic and diluted:
Basic EPS:
Continuing operations	$0.95	$0.13
Discontinued operations	0.09	0.13
Total	$1.04	$0.26

Diluted EPS:
Continuing operations	$0.93	$0.13
Discontinued operations	0.09	0.13
Total	$1.02	$0.26

Stock options whose exercise price exceeded the average market price of the Company’s common stock and therefore were anti-dilutive, were excluded from the diluted earnings per share computation. The number of shares related to such stock options was 7,720,029 for the quarter ended June 28, 2013 and 18,651,252 for the quarter ended June 29, 2012.